Long-Term Debt - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 09, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term Line of Credit		$ 18,000
Revolving credit facility [Member] | First Horizon Bank [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	$ 20,000	$ 2,000
Line of credit facility, interest rate at period end	3.25%
Percentage of unusual line fee rate	0.25%
Line of credit facility, expiration date	Jun. 09, 2023